Adoption of U.S. GAAP - Impact of Change Before Considering The Tax Effect from Financial Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance costs, net	$ (1,606,000)	$ (4,985,000)
Change in fair value of financial instruments	44,596,000	32,765,000
Loss on extinguishment of debt	0	(37,216,000)
Increase (decrease) in adjustment to loss before income tax	(5,978,000)	(31,258,000)
Debt	0		$ 108,473,000
Redeemable Series X preferred stock	0	20,588,000	21,306,000	$ 0
Warrant liability	20,291,000		143,237,000
Adjustment to accumulated deficit	$ (194,295,000)		(186,174,000)
Adjustments/ Reclassifications
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance costs, net		491,000
Change in fair value of financial instruments		59,190,000
Loss on extinguishment of debt		(40,792,000)
Increase (decrease) in adjustment to loss before income tax		18,670,000
Debt			(137,716,000)
Redeemable Series X preferred stock			21,306,000
Warrant liability			143,237,000
Adjustment to accumulated deficit			111,578,000
Adjustments/ Reclassifications | IFRS Impact on Financial Instruments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance costs, net		(461,000)
Change in fair value of financial instruments		(59,190,000)
Loss on extinguishment of debt		40,792,000
Increase (decrease) in adjustment to loss before income tax		$ (18,859,000)
Debt			(137,716,000)
Redeemable Series X preferred stock			21,306,000
Additional paid-in-capital			21,456,000
Warrant liability			143,237,000
Additional paid-in capital			(161,432,000)
Adjustment to accumulated deficit			$ (113,149,000)